Exploration and Evaluation Assets (Details Narrative)								12 Months Ended					48 Months Ended
	Feb. 18, 2020 CAD ($)	May 04, 2018 CAD ($)	Apr. 11, 2016	Jan. 04, 2016 a	Aug. 01, 2015 CAD ($)	Mar. 04, 2012 CAD ($)	Aug. 15, 2011 CAD ($)	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)	Sep. 25, 2019
Statement Line Items [Line Items]
Acquisition and exploration related cost								$ 635,000	$ 780,000		$ 14,566,000
Impairment loss								438,000	26,510,000
Restoration obligations								267,000
Post Creek Property [Member]
Statement Line Items [Line Items]
Advances payable annually on net smelter return royalties					$ 10,000
Payments made in advance								10,000	10,000
Exploration and license related expenditures								31,004	66,877
Halcyon Property [Member]
Statement Line Items [Line Items]
Advances payable annually on net smelter return royalties					$ 8,000
Payments made in advance								8,000	8,000
Exploration and license related expenditures								27,317	23,367
Quetico Property [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures								$ 102,715	18,175
Acquisition and exploration related cost											64,256
Exploration claim description								The second anniversary of the recording of a claim and by each anniversary thereafter, a minimum of $400 worth of exploration activity per claim unit must be reported to the Provincial Recording Office.
Quetico Property [Member] | Prior to April 26, 2021 [Member]
Statement Line Items [Line Items]
Total annual work requirement cost								$ 324,000
Loveland (Enid Creek) Property [Member]
Statement Line Items [Line Items]
Acquisition and exploration related cost								437,897
Percentage of interest in property to be acquired on basis of option agreement														100.00%
Acquisition costs								$ 1,525,000	$ 25,000
Issuance of common shares | shares								300,000	300,000	300,000
Common shares fair value									$ 51,000
Loveland (Enid Creek) Property [Member] | NSR [Member]
Statement Line Items [Line Items]
Percentage of interest in property to be acquired on basis of option agreement														1.00%
Loveland (Enid Creek) Property [Member] | September 25, 2024 [Member]
Statement Line Items [Line Items]
Acquisition and exploration related cost								$ 4,500,000
Lingman Lake Property [Member]
Statement Line Items [Line Items]
Acquisition and exploration related cost									27,376
Section 35 Property [Member]
Statement Line Items [Line Items]
Length of metallic minerals lease				10 years
Area of land | a				320
Cumulative exploration related costs									11,393
Refund exploration related costs									13,016
Section 35 Property [Member] | US Dollar [Member]
Statement Line Items [Line Items]
Refund exploration related costs										$ 10,000
Maniitsoq Property [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures								$ 148,007
Impairment loss									26,499,159
Percentage of net smelter return royalties								2.50%
Percentage of net smelter return royalties after reduction								1.00%
Payment required to reduce net smelter return royalties								$ 2,000,000
Number of days from decision to commence commercial production to reduce net smelter return royalties								60 days
Period of additional license application for years 11-13								3 years
Period of additional license application after year 13								3 years
License period description								At the expiration of the first license period, the Company may apply for a second license period (years 6-10), and the Company may apply for a further 3-year license for years 11 to 13. Thereafter, the Company may apply for additional 3-year licenses for years 14 to 16, 17 to 19 and 20 to 22. The Company will be required to pay additional license fees and will be obligated to incur minimum eligible exploration expenses for such years.
Restoration obligations								$ 267,000
Recoverable amount for exploration and evaluation assets									36,149,667
Sulussugut License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures								$ 117,756	228,925
License period description								The credits available for each year may be carried forward untilfor 3 years plus 1 year extension and expire between December 31, 20222021 to December 31, 2024.
License fee paid							$ 5,742					$ 7,982	$ 26,115,831
Period of additional license application after first period			5 years
Exploration requirement													15,808,386
Accumulated exploration surplus credits									56,333,010				19,067,735
Exploration cost								$ 56,262,968
Total carried credits								58,776,729
Approved exploration expenditures								179,076
Sulussugut License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid							$ 31,400					$ 40,400
Exploration requirement													83,809,340
Accumulated exploration surplus credits									283,080,453				$ 100,303,710
Total carried credits								283,945,553
Approved exploration expenditures								865,100
Ininngui License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures								$ 19,424	37,537
License period description						The Ininngui License was valid for an initial 5 years until December 31, 2016, with December 31, 2012 being the first year. The license was extended for a further 5 years, until December 31, 2021, with December 31, 2017 being the first year. During the year ended December 31, 2020, the Company received one year period license extension, which provides for renewal period until 2022.		The credits available for each year may be carried forward 3 year plus 1 year extension and expire between December 31, 20222021 to December 31, 2024.
License fee paid						$ 5,755
Exploration cost								$ 5,199,578
Total carried credits								6,297,882
Ininngui License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid						$ 32,200
Total carried credits								$ 30,424,551
Ikertoq License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures											$ 132,679
Minimum exploration expenditures and actual spend on exploration costs payable in cash, description								The minimum exploration expenditures on the license in any one year from years 2-5, the Company may pay 50% of the difference in cash to BMP as full compensation for that year. This procedure may not be used for more than 2 consecutive calendar years and as at December 31, 2020, the Company has not used the procedure for the license.
Percentage of difference between minimum exploration expenditures and actual spend on exploration costs payable in cash								50.00%
Carbonatite License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures								$ 6,527	$ 123,981
License period description		The Carbonatite License is valid for 5 years until December 31, 2022, with December 31, 2020 being the third year. During the year ended December 31, 2020, the Company received one year period license extension, which provides for renewal period until 2023.						The credit available from each year may be carried forward 3 years plus 1 year extension and expire between December 31, 2022 to December 31, 2024.
License fee paid		$ 6,523
Exploration cost								$ 1,504,317
Total carried credits								2,182,706
Carbonatite License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid		$ 31,000
Total carried credits								10,544,473
West Greenland Prospecting License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures
License period description	The Company was granted new prospective license No. 2020/05, by the BMP of Greenland for a period of 5 years ending December 31, 2024.
License fee paid	$ 4,301
West Greenland Prospecting License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid	$ 21,900